Trade receivable	12 Months Ended
Dec. 31, 2025
Trade receivable
Trade receivable

15. Trade receivable

The total trade receivable are comprised of the following:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Trade receivable - Related party	1,658	1,795
Trade receivable - Non-related party	10,910	14,883
Trade receivable	12,568	16,678

The balance represents the amount due from customers for rendering of digital security technology and real estate operation management services in 2025. Trade received from related party see Note 31 of Notes to the Consolidated Financial Statements, Section 8. Revenue achieved from a related parties for detailed disclosure.